RIGHT-OF-USE ASSETS	12 Months Ended
Mar. 31, 2026
RIGHT-OF-USE ASSETS

12.	RIGHT-OF-USE ASSETS

Leased properties HK$’000

COST
At April 1, 2024	2,919
Write-off	(2,919)

At March 31, 2025 and 2026	-

ACCUMULATED DEPRECIATION
At April 1, 2024	2,189
Provided for the year	730
Write-off	(2,919)

At March 31, 2025 and 2026	-

CARRYING VALUES
At March 31, 2026	-

At March 31, 2025	-

Depreciation expenses for the years ended March 31, 2024, 2025 and 2026 amounted to HK$973,000, HK730,000 and HK$nil, respectively, which were included in administrative expenses. No impairment losses were recognized during any of the years presented.

During the year ended March 31, 2025, the lease term for certain right-of-use assets expired. As the related assets had been fully depreciated, their gross carrying amount of HK$2,919,000 were written off, resulting in no impact on the consolidated statements of profit or loss and other comprehensive income.